Consolidated Balance Sheets - Recast [Member] - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Current assets
Cash and cash equivalents	$ 14,029	$ 89,120
Receivables	19,584	5,819
Prepaids	23,079	60,788
Assets held-for-sale	1,952,012	1,993,800
TOTAL ASSETS	2,008,704	2,149,527
Current liabilities
Accounts payable and accrued liabilities	1,250,188	2,785,881
Promissory notes due to related party	34,776,937	32,029,474
Liabilities held-for-sale	152,864	150,533
TOTAL LIABILITIES	36,179,989	34,965,888
CAPITAL DEFICIT
Issued and fully paid: 93,730,212 (April 30, 2021 – 93,730,212)	19,225,087	19,225,087
Additional paid-in capital	1,865,342	1,865,342
Deficit	(55,261,714)	(53,906,790)
TOTAL CAPITAL DEFICIT	(34,171,285)	(32,816,361)
TOTAL LIABILITIES AND CAPITAL DEFICIT	$ 2,008,704	$ 2,149,527